Putnam Investments, LLC
                                               One Post Office Square
                                               Boston, MA 02109
                                               July 9, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: TH Lee, Putnam Emerging Opportunities Portfolio (333-60760)(811-10373), a series of TH Lee, Putnam Investment Trust (the "Fund")
    Post-Effective Amendment No. 1 to Registration Statement on Form N-2.

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 , which is the most recent amendment to such Registration Statement and was filed electronically pursuant to Rule 486(b) on July 3, 2002.

Comments or questions concerning this certification may be directed to Kathleen M. Moynihan at 1-800-225-2465, ext. 1-1796.

                              Very truly yours,
                              Putnam Investment Funds

                              /s/ Charles A. Ruys de Perez
                          By: ----------------------------
                              Charles A. Ruys de Perez
                              Vice President